Summary of Significant Accounting Policies (Details) - Schedule of Condensed consolidated statements of cash Flows - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Initially Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss		$ (56,571)	$ (4,172)	$ (60,935)
Accrued expenses and other current liabilities	[1]		418	1,384
Contract liabilities			2,439	1,944
Net cash used in operating activities			(625)	(8,502)
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss		238	116	546
Accrued expenses and other current liabilities	[1]		(191)	(271)
Contract liabilities			75	(275)
Net cash used in operating activities
As Revised [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss		$ (56,333)	(4,056)	(60,389)
Accrued expenses and other current liabilities	[1]		227	1,113
Contract liabilities			2,514	1,669
Net cash used in operating activities			$ (625)	$ (8,502)

[1]	At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.